Commitments, Option Agreements and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments, Option Agreements and Contingencies [Abstract]
Schedule of Contractual Commitments and Obligations

As at December 31, 2024, the Company had the following contractual commitments and obligations:

	Total	Less than 1 Year	Years 2 – 5	After 5 Years
	$	$	$	$
Other lease commitments (a)	145,400	145,400	–	–
Service contracts (b)	313,827	313,827	–	–
	459,227	459,227	–	–

(a)	Other lease commitments represent contractual lease payments payable over future periods.

(b)	Service contracts represent commitments in respect of drilling.

Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options

As at December 31, 2024, the expected timing of payments, in respect of the Company’s option agreements under the assumption that the Company continues to exercise its option(s) for the relevant project and agreement are as follows:

	Total	Less than 1 Year	Years 2 – 5	After 5 Years
	$	$	$	$
First Guayabales Option (a), (b)	9,833,334	333,332	1,333,328	8,166,674
Second Guayabales Option	5,550,000	250,000	1,000,000	4,300,000
San Antonio Option (c)	4,420,000	420,000	4,000,000	–
Other Option agreements (d)	3,058,992	985,178	2,073,814	–
	22,862,326	1,988,510	8,407,142	12,466,674

(a)	Includes a one-time payment of $8,000,000 in lieu of the NSR.

(b)	Amounts disclosed relate only to option payments of the agreement. In addition, as at December 31, 2024, the Company has recognized a total of $28,857,630 as exploration and evaluation expenditures in respect of the minimum expenditures required under the First Guayabales Option.

(c)	Includes a one-time payment of $2,500,00 in lieu of the NSR.

(d)	Amounts disclosed related to the option agreements to purchase surface rights (see Note 8).